BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash held in trust	$ 218,802	$ 226,178
Prepaid expenses and deposits	8,218	8,447
Note receivable	0	291,727
Total current assets	227,020	526,352
Total assets	227,020	526,352
Current liabilities
Accounts payable and accrued liabilities	16,980	16,980
Due to related parties, non-interest bearing	268,140	207,473
Total current liabilities	285,120	224,453
Stockholders' equity
Common stock Authorized 100,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,183,129	4,183,129
Deficit	(4,252,179)	(3,892,180)
Total stockholders' equity	(58,100)	301,899
Total liabilities and stockholders' equity	$ 227,020	$ 526,352